Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Obligation to issue shares for acquisition of intangible asset	$ 0	$ 131,527	$ 192,946
Shares issued for intangible assets	131,527	401,432	0
Intangible assets in accounts payable and accrued liabilities	0	25,000	0
Property, plant and equipment in accounts payable and accrued liabilities	34,402	0	0
Interest paid	0	0	1,040
Income taxes paid (recovered)	$ (3,907)	$ 0	$ 20,693